Investments in associates and joint ventures (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Investments in associates and joint ventures
Balance as at 31 December 2019	€ 1,575	€ 0
Additions from business combinations	0	1,730
Capital contributions	83	55
Direct equity movements	(79)	0
Share of results of associates and joint ventures	(62)	(16)	€ 0
Foreign exchange and other movements	0	(194)
Balance as at 31 December 2020	€ 1,517	€ 1,575	€ 0